Defined benefit pension schemes - Background (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£) item	Jun. 29, 2019
UK defined benefit schemes
Defined benefit pension schemes
Net defined benefit liability (asset) | £	£ 69
PSPS
Defined benefit pension schemes
Percentage of underlying Group's defined benefit schemes		30.00%
PSPS | M&G Prudential Service Company Limited
Defined benefit pension schemes
Percentage of underlying Group's defined benefit schemes	30.00%
Smaller UK defined benefit schemes
Defined benefit pension schemes
Number of plans	2
Other schemes | Taiwan
Defined benefit pension schemes
Number of plans	2